Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	788,739
Proposed Maximum Offering Price per Unit	174.77
Maximum Aggregate Offering Price	$ 137,847,915.03
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 19,036.8
Offering Note
1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of QUALCOMM Incorporated, a Delaware Corporation (the “Registrant”), which may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transactions effected without consideration which results in the increase in the number of outstanding shares of Common Stock.

2. Represents the aggregate number of shares of Common Stock issuable upon the vesting or settlement of certain restricted stock units and stock options granted under the Alphawave Long Term Incentive Plan 2021 (the “Plan”), which were assumed by the Registrant and converted into equivalent unvested awards for restricted stock units of the Registrant pursuant to the scheme of arrangement under Part 26 of the UK Companies Act 2006 by and among the Registrant, Aqua Acquisition Sub LLC and Alphawave IP Group plc, dated July 7, 2025.

3. Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of Common Stock on December 17, 2025, as reported on the Nasdaq Global Select Market.